UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2011

Date of reporting period:	July 31, 2010

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2010.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended July 31, 2010 and 2009

		2010			2009
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Insured
Ardsley New York Union Free School District Unlimited Tax
5.00% due June 15, 2014	$415,000	$476,279	$440,280	$415,000	$446,937	$469,813

Ardsley New York Union Free School District Unlimited Tax
4.00% due June 15, 2016	460,000	513,710	472,700	460,000	474,890	498,139

Bethlehem NY Central School District Ref Unlimited Tax
5.0% due November 1, 2015	500,000	580,765	526,569	500,000	531,413	568,990

Village of Briarcliff Manor New York Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	254,474	233,611	215,000	236,369	247,514

Village of Briarcliff Manor New York Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	362,173	333,756	310,000	338,762	354,522

City of Buffalo New York Sewer Auth Rev Sewer System Impt
5.0% due July 1, 2011	1,110,000	1,154,644	1,124,288	1,110,000	1,136,659	1,194,160

Cattaraugus County NY Public Impt Ref Unlimited Tax (Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	301,958	284,164	275,000	286,973	299,170

Cattaraugus County NY Public Impt Ref Unlimited Tax (Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	301,422	283,923	275,000	286,489	295,845

Clarkstown Central School District NY Unlimited Tax (Par Call April 15, 2014 @100)
5.25% due April 15, 2015	400,000	455,932	417,398	400,000	421,474	447,548

City of New York NY Public Impts Unlimited Tax (Par Call August 1, 2014 @100)
5.0% due August 1, 2017	500,000	557,270	526,113	500,000	532,632	534,765

City of New York Transitional Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	873,735	795,294	750,000	802,891	821,715

Monroe County NY Ref Pub Impts Unlimited Tax
6.0% due March 1, 2012	445,000	479,109	460,962	445,000	469,663	489,166

N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog 5.5% due July 1, 2019
5.25% due October 1, 2017	-	-	-	1,000,000	1,102,982	1,150,740

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended July 31, 2010 and 2009

		2010			2009
	Principal Amount	Amortized Cost	Value Value	Principal Amount	Amortized Cost	Fair Value

Insured (continued)
N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog (Par Call October 1, 2017 @100)
5.0% due October 1, 2018	$430,000	$480,916	$456,784	$430,000	$460,517	$465,651

N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog (Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	647,922	617,841	585,000	622,418	622,931

N.Y.S. Dormitory Authority Revs Non St Supported Debt Insd Sien College (Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,064,570	1,038,539	1,000,000	1,040,983	1,026,910

N.Y.S. Dormitory Authority Revs Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,135,170	1,091,281	1,000,000	1,099,614	1,064,700

N.Y.S. Dormitory Authority Revs City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,171,950	1,082,448	1,000,000	1,091,791	1,095,920

N.Y.S. Dormitory Authority Revs Supported Debt Mental Health Svcs Facs Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,093,736	1,060,027

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,342,676	1,262,766	1,155,000	1,276,606	1,277,603

New York Environmental Facilities Corp State Pers Income Tax Rev
5.25% due December 15, 2012	400,000	445,396	415,876	400,000	422,224	451,792

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	285,158	257,334	240,000	259,845	279,197

State of NY local Govt. Corp, Ref
5.5% due April 1, 2017	700,000	831,712	808,912	-	-	-

N.Y.S. Thruway Authority Second Gen Hwy & Brdg Trust Fund
5.25% due April 1, 2013	1,000,000	1,118,770	1,036,909	1,000,000	1,050,142	1,119,620

Niagara Falls Bridge Commission NY Toll Rev Highway Impts
5.25% due October 1, 2015	1,720,000	1,818,178	1,779,118	2,000,000	2,071,837	2,159,180

Pleasantville New York Public Impt Unlimited Tax
5.0% due January 1, 2016	440,000	505,877	463,833	440,000	468,146	494,468

Commonwealth of Puerto Rico Electric Power Auth Rev
5.5% due July 1, 2017	700,000	784,777	755,254	700,000	763,064	737,058

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended July 31, 2010 and 2009

		2010				2009
	Principal Amount	Amortized Cost	Fair Value		Principal Amount	Amortized Cost	Fair Value

Insured (continued)
Commonwealth of Puerto Rico Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	$285,000	$327,642	$315,835		$285,000	$320,697	$315,913

Puerto Rico Commonwealth Highway and Transportation Auth Transn Rev
5.5% due July 1, 2015	500,000	557,365	532,803		500,000	539,001	538,540

Sachem Central School District NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	614,640	543,166		500,000	547,838	560,325

Sales Tax Receivable Corp NY Public Impt. (Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	310,651	298,619		275,000	302,187	305,734

Suffolk County Judicial Facilities Agency NY Service Agreement Rev John P Cohalan Complex (Callable October 15, 2009 @101)
5.75% due October 15, 2011	-	-	-		1,340,000	1,351,082	1,364,817

Triborough Bridge & Tunnel Authority NY General Purpose Revs
5.5% due November 15, 2019	1,000,000	1,224,770	1,103,470		1,000,000	1,114,598	1,148,060

Unadilla Valley New York Central School District Ref Unlimited Tax
4.00% due June 15, 2014	500,000	554,960	541,725		-	-	-
	20,120,000	22,628,307	21,361,598		21,540,000	22,935,855	23,442,648
			55.3%	(*)			62.2%	(*)
Revenue Backed
City of New York NY Municipal Water Fin Auth Wtr. & Sewer Rev Fiscal 2009 (Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	1,188,030	988,592		1,000,000	987,770	1,123,360

City of New York Transitional Finance Auth Rev Sub future Tax Secured ( Par call June 15, 2018 @100)
5.0% due November 1,2020	500,000	589,895	559,802		-	-	-
5.0% due November 1,2021	1,000,000	1,170,020	1,122,031		-	-	-

New York State Urban development
5.00% due January 1, 2017	225,000	257,681	252,679		-	-	-

N.Y.S. Dormitory Authority Revs Ref
(Mandatory Put May 15, 2012 @100)
5.25% due November 15, 2023	1,400,000	1,505,686	1,468,726		1,400,000	1,483,714	1,496,796

New York Environmental Facilities Corp Pollution Control Rev St Water NYC 02 (Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,153,220	1,038,695		1,000,000	1,045,252	1,106,810

N. Y.S. Thruway Authority St Pers Income Tax Rev Transn
5.25% due march 15, 2019	750,000	906,338	805,832		750,000	812,303	856,312
	5,875,000	6,770,870	6,236,357		4,150,000	4,329,039	4,583,278
			16.2%	(*)			12.2%	(*)

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended July 31, 2010 and 2009

		2010					2009
	Principal Amount	Amortized Cost	Fair Value			Principal Amount	Amortized Cost	Fair Value

Pre-refunded
Cleveland Hill New York Union Free School District Cheektowaga Unlimited Tax (Callable January 21, 2010 @101)
5.5% due October 15, 2011	$265,000	$267,581	$265,000			-	-	-

Cleveland Hill Union Free School District Cheektowa NY Unlimited Tax (Par Call October 15, 2009 @100)
5.5% due October 15, 2011	-	-	-			1,480,000	1,490,330	1,506,847

Long Island Power Auth NY Elec Sys Rev
5.50% due December 1, 2013	1,005,000	1,156,443	1,139,157			-	-	-

Triborough Bridge & Tunnel Authority NY General Purpose Revs (Escrowed to Maturity)
5.5% due January 1, 2017	1,000,000	1,170,530	1,012,895			1,000,000	1,014,478	1,169,650

Triborough Bridge & Tunnel Authority NY Revs General Purpose Ref (Escrowed to Maturity)
6.0% due January 1, 2012	825,000	867,256	835,186			1,175,000	1,191,426	1,260,775
	3,095,000	3,461,810	3,252,238			3,655,000	3,696,234	3,937,272
			8.4%	(	*)			10.5%	(*)
General Obligations
Massapequa New York Union Free School District Unlimited Tax
4.00% due June 15, 2013	300,000	326,418	318,369			300,000	324,754	325,578

Oyster Bay New York Pub Impt Unlimited Tax
5.0% due February 15, 2015	150,000	173,864	165,519			150,000	169,760	171,308

Plainview Old Bethpage New York Central School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	303,183	288,422
	700,000	803,465	772,310			450,000	494,514	496,886
			2.0%	(	*)			1.3%	(*)
Appropriation
N.Y.S. Dormitory Authority Rev Cons City Univ Genl Sys 2nd Ser
5.75% due July 1, 2013	165,000	179,431	173,847			215,000	229,955	230,970

N.Y.S. Dormitory Authority Revs State Univ Educ Facils of New York Rev
7.5% due May 15, 2011
	165,000	179,431	173,847			215,000	229,955	230,970
			0.5%	(	*)			0.6%	(*)

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended July 31, 2010 and 2009

		2010				2009
	Principal Amount	Amortized Cost	Fair Value		Principal Amount	Amortized Cost	Fair Value

Short-term
Monroe County N.Y. Pub Imp Unlimited Tax (Callable June 1, 2008 @101)
6.0% due June 1, 2010					10,000	10,056	10,198

Mt. Sinai, N.Y. Union Free School District
6.2% due February 15, 2011	1,070,000	1,101,811	1,069,124		1,070,000	1,068,802	1,148,549

Nassau County Interim Finance Authority NY Sales Tax Secured (Pre-Refunded to November 15, 2010 @100)
5.75% due November 15, 2013	1,100,000	1,117,171	1,106,356		1,100,000	1,111,528	1,174,338

N.Y.S. Dormitory Authority Rev St Personal Income Tax Ed
5.5% due March 15, 2011	1,000,000	1,032,833	1,013,520		1,000,000	1,027,096	1,070,730

N.Y.S. Dormitory Authority Revs State Univ Educ Facils of New York Rev (Escrowed to Maturity)
7.5% due May 15, 2011	170,000	178,512	171,294		275,000	275,554	294,269

Suffolk County Water Auth NY Waterworks Rev Sub Lien
6.0% due June 1, 2009	-	-	-
	3,340,000	3,430,327	3,360,294		3,455,000	3,493,036	3,698,084
			8.7%	(*)			9.8%	(*)

	$33,295,000	$37,274,210	$35,156,644		$33,465,000	$35,178,633	$36,389,138
			91.1%	(*)			96.6%	(*)

(*)   Represents percentage of net assets.

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 21, 2010

By (Signature and Title)	/s/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	September 21, 2010